Share Capital and additional paid-in capital and dividends	6 Months Ended
Jun. 30, 2026
Share Capital and additional paid-in capital and dividends
Share Capital and additional paid-in capital and dividends

8.Share Capital and additional paid-in capital and dividends

In January, 2026, the Company completed a registered direct offering of 3,611,111 new common shares, at a gross price of $36 per share, raising net proceeds of approximately $124.4 million.

In March 2026, the Company distributed an amount of approximately $60.5 million or $1.55 per share via a dividend.

In June 2026, the Company distributed an amount of approximately $78.1 million or $2.00 per share via a dividend.

As of August 4, 2026, the Company had 39,044,655 shares outstanding (such amount does not include 695,892 treasury shares).

For a further description of the terms and rights of the Company’s share capital and additional paid-in capital and details of its equity transactions prior to January 1, 2026, please refer to Note 14  to the consolidated financial statements for the year ended December 31, 2025 included in the 2025 Annual Report.